Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 7,709,941	$ 4,292,122	$ 1,492,871
Accounts receivable	81,961		2,385
Inventory	241,770
Prepaids	893,271	959,611	6,000
Other assets	543,295	3,100
Total current assets	9,470,238	5,254,833	1,501,256
Property, plant and equipment, net	17,103,223	3,532,659	21,874
Other non-current assets	985,863	488,633
Total assets	27,559,324	9,276,125	1,523,130
Current liabilities:
Accounts payable	385,687	677,030	176,705
Accrued expenses	1,832,295	1,223,600	215,737
Short term notes payable	14,286	187,315
Current portion of lease payable	576,976	428,050
Total current liabilities	2,809,244	2,515,995	392,442
Non-current liabilities:
Long term notes payable	11,863,885
Long-term capital lease payable	2,241,837	2,721,114
Total non-current liabilities	14,105,722	2,721,114
Stockholders' equity (deficit):
Common stock, $0.001 and $0.0001 par value, 3,985,002 and 67,316 shares issued and outstanding at December 31, 2013 and 2012, respectively	5,705	3,985	673
Preferred stock, $0 par value, zero and 1,050,000 shares issued and outstanding at December 31, 2013 and 2012, respectively			3,496,500
Additional paid-in capital	20,730,149	10,007,490	55,561
Accumulated other comprehensive income		25,749
Accumulated deficit	(10,091,496)	(5,998,209)	(2,422,046)
Total stockholders' equity	10,644,358	4,039,015	1,130,688
Total liabilities and stockholders' equity	$ 27,559,324	$ 9,276,125	$ 1,523,130